UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21181 _____________________________________________________

BlackRock Municipal 2020 Term Trust

(Exact name of registrant as specified in charter)

100 Bellevue Parkway, Wilmington, DE	19809

(Address of principal executive offices)	(Zip code)

Robert S. Kapito, President
BlackRock Municipal 2020 Term Trust
 40 East 52nd Street, New York, NY 10022

(Name and address of agent for service)

Registrant's telephone number, including area code:	888-825-2257 ____________________________________________

Date of fiscal year end:	December 31, 2004 ____________________________________________

Date of reporting period:	March 31, 2005 ____________________________________________

Item 1. Schedule of Investments

The registrant's unaudited schedule of investments as of the close of the reporting period pursuant to Rule 30b1-5 under the Investment Company Act of 1940 is as follows:

31, 2005

BlackRock Municipal 2020 Term Trust (BKK)

	Principal
	Amount			Option Call
Rating[1]	(000)		Description	Provisions[2]	Value

			LONG-TERM INVESTMENTS—153.9%
			California—25.5%
A	$12,000		California, GO, 5.00%, 11/01/22	11/13 @ 100	$ 12,413,760
			Foothill/Eastn. Transp. Corridor Agcy.,
BBB	10,000		Refdg. Cap. Apprec., Zero Coupon, 1/15/22	01/10 @ 50.177	3,748,000
BBB	12,500		Toll Road Rev., Zero Coupon, 1/15/21	01/10 @ 53.346	4,979,750
			Golden St. Tobacco Sec. Corp.,
BBB	3,000		Ser. A-1, 6.625%, 6/01/40	06/13 @ 100	3,119,400
BBB	12,010		Ser. A-1, 6.75%, 6/01/39	06/13 @ 100	12,647,130
BBB	975		Ser. A-3, 7.875%, 6/01/42	06/13 @ 100	1,115,254
BBB	1,470		Ser. A-5, 7.875%, 6/01/42	06/13 @ 100	1,681,460
A-	20,000		Ser. B, 5.375%, 6/01/28	06/10 @ 100	20,780,400
B-	3,035		Los Angeles Regl. Arpt. Impvt. Corp. Lease Rev., Amer. Airlines, Inc. Proj., Ser. C, 7.50%, 12/01/24	12/12 @ 102	3,062,224
BBB+	7,000		Poll. Ctrl. Fin. Auth. Sld. Wst. Disp. Rev., Republic Svcs., Inc. Proj., Ser. C, 5.25%, 6/01/23	No Opt. Call	7,397,950
AAA	6,865		Riverside Cnty., Riverside Cnty. Hosp. Proj., Zero Coupon, 6/01/25, MBIA	No Opt. Call	2,363,894
BBB+	3,355		Statewide Cmntys., Daughters of Charity Hlth. Proj., 5.25%, 7/01/25	07/15 @ 100	3,472,995

					76,782,217

			Colorado—0.6%
AAA	4,500		E-470 Pub. Hwy. Auth., Cap. Apprec., Ser. B, Zero Coupon, 9/01/22, MBIA	No Opt. Call	1,895,355

			District of Columbia—5.2%
			Friendship Pub., Charter Sch., Inc. Proj., ACA,
A	3,320		5.00%, 6/01/23	06/14 @ 100	3,324,615
A	2,680		5.75%, 6/01/18	06/14 @ 100	2,876,926
AAA	5,000	[3]	Met. Washington Arpts. Auth., Arpt. Sys. Rev., Ser. C-2, 5.00%, 10/01/24, FSA	10/14 @ 100	5,102,250
BBB	4,215		Tobacco Settlement Fin. Corp., 6.50%, 5/15/33	No Opt. Call	4,376,688

					15,680,479

			Florida—16.5%
NR	4,860		Bellago Edl. Facs. Benefit Dist., Ser. A, 5.85%, 5/01/22	05/14 @ 100	4,950,445
Baa1	1,500		Cap. Trust Agcy. Multi-Fam. Hsg., American Oppty. Proj., Ser. A, 5.75%, 12/01/23	06/13 @ 102	1,444,290
NR	3,000		CFM Cmnty. Dev. Dist. Cap. Impvt., Ser. B, 5.875%, 5/01/14	No Opt. Call	3,056,820
NR	4,445		Grand Hampton Cmnty. Dev. Dist., Cap. Impvt., 6.10%, 5/01/24	05/13 @ 101	4,514,164
NR	4,140		Habitat Cmnty. Dev. Dist., 5.80%, 5/01/25	05/14 @ 101	4,110,026
BB	5,475		Miami Beach Hlth. Facs. Auth., Mt. Sinai Med. Ctr. Proj., 6.75%, 11/15/21	11/14 @ 100	5,970,816
NR	4,690		Middle Vlg. Cmnty. Dev. Dist., Ser. A, 5.80%, 5/01/22	05/13 @ 100	4,762,648
NR	1,000		Pine Islands Cmnty. Dev. Dist. Util. Sys. Rev., 5.30%, 11/01/10	No Opt. Call	993,650
NR	7,805		Stevens Plantation Cmnty. Dist. Spl. Assmt. Rev., Ser. B, 6.375%, 5/01/13	No Opt. Call	7,952,671
NR	4,000		Vlg. Cmnty. Dev. Dist., No. 5, Spl. Assmt. Rev., Ser. A, 6.00%, 5/01/22	05/13 @ 101	4,154,360
NR	6,000		Westchester Cmnty. Dev. Dist. No. 1 Spl. Assmt., 6.00%, 5/01/23	05/13 @ 101	6,179,460
NR	1,555		World Commerce Cmnty. Dev. Dist., Spec. Assmt., Ser. A-1, 6.25%, 5/01/22	05/14 @ 101	1,581,264

					49,670,614

			Georgia—1.7%
BBB	2,500		Milledgeville Baldwin Cnty. Dev. Auth., Georgia Coll. & St. Univ. Fndtn. Proj., 5.50%, 9/01/24	09/14 @ 101	2,574,625
BBB	2,350		Richmond Cnty. Dev. Auth., Env. Impvt., 5.75%, 11/01/27	11/13 @ 100	2,425,247

					4,999,872

			Illinois—9.5%
NR	2,155		Centerpoint Intermodal Ctr. Prog. Trust, Ser. A, 8.00%, 6/15/23	No Opt. Call	2,159,482
A-	5,000		Dev. Fin. Auth., Depaul Univ. Proj., Ser. C, 5.25%, 10/01/24	10/14 @ 100	5,239,750
AA+	4,800		Edl. Fac. Auth., Northwestern Univ. Proj., 5.00%, 12/01/21	12/13 @ 100	5,012,208
			Fin. Auth. Student Hsg., MJH Ed. Asst. Living Proj.,
Baa2	3,250		Ser. A, 5.50%, 6/01/19	06/14 @ 100	3,397,128
Baa2	2,725		Ser. A, 5.00%, 6/01/24	06/14 @ 100	2,681,918
Baa3	1,075		Ser. B, 5.00%, 6/01/24	06/14 @ 100	1,043,341
AAA	8,265		Lake Cnty. Cmnty. Con. Sch. Dist., No. 73 Hawthorn Proj., Zero Coupon, 12/01/22, MBIA	No Opt. Call	3,444,108
AAA	13,455		Met. Pier & Expo. Auth., Ded. St. Tax Rev., McCormick Place Expansion Proj.,
			Ser. A, Zero Coupon, 6/15/22, MBIA	No Opt. Call	5,784,843

					28,762,778

BlackRock Municipal 2020 Term Trust (BKK) (continued)

	Principal
	Amount			Option Call
Rating[1]	(000)		Description	Provisions[2]	Value

			Indiana—5.1%
BBB	$10,000		Indianapolis Arpt. Auth., FedEx Corp. Proj., 5.10%, 1/15/17	No Opt. Call	$ 10,330,500
NR	5,290		Vincennes Econ. Dev., Southwest Indiana Regl. Youth Proj., 6.25%, 1/01/24	01/09 @ 102	5,133,998

					15,464,498

			Kansas—1.0%
AAA	6,440		Wyandotte Cnty., Unified Gov’t. Spl. Oblig., Intl. Speedway Proj., Zero Coupon,
			12/01/20, MBIA	No Opt. Call	3,032,016

			Kentucky—1.4%
BBB	3,750		Maysville Sld. Wst. Disp., Inland Container Corp. Proj., 6.90%, 9/01/22	09/13 @ 102	4,150,875

			Louisiana—0.7%
BBB	2,000		De Soto Parish, Env. Impvt. Rev., Ser. A, 5.85%, 11/01/27	11/13 @ 100	2,036,300

			Maryland—5.7%
			Frederick Cnty., Urbana Cmnty. Dev. Auth.
NR4	3,000		6.625%, 7/01/25	07/07 @ 102	3,125,640
NR4	5,171		Ser. A, 5.80%, 7/01/20	07/07 @ 102	5,184,496
Baa1	8,500		Hlth. & Higher Edl. Facs. Auth., Medstar Hlth. Proj., 5.375%, 8/15/24	08/14 @ 100	8,761,035

					17,071,171

			Massachusetts—3.3%
AAA	5,000		Bay Transp. Auth., Sales Tax Rev., Ser. A, 5.00%, 7/01/24	No Opt. Call	5,386,350
BBB	4,500		Dev. Fin. Agcy., Sld. Wst. Disp. Rev., Wst. Mgmt., Inc. Proj., 5.45%, 6/01/14	No Opt. Call	4,675,995

					10,062,345

			Michigan—1.7%
BB+	5,000		Midland Cnty. Econ. Dev., Ser. A, 6.875%, 7/23/09	07/07 @ 101	5,163,000

			Minnesota—0.4%
A2	1,250		Higher Ed. Facs. Auth., Univ. of St. Thomas Proj., Ser. 5, 5.00%, 10/01/24	10/14 @ 100	1,287,125

			Mississippi—1.0%
BBB	3,000		Warren Cnty. Env. Impvt, Intl. Paper Proj., Ser. A, 5.85%, 11/01/27	11/13 @ 100	3,042,210

			Missouri—3.6%
BBB+	5,000		Dev. Fin. Brd., Branson Landing Proj., Ser. A, 5.50%, 12/01/24	06/14 @ 100	5,252,750
AA	5,500		Hlth. & Edu. Fac., BJC Hlth. Sys. Proj., Ser. A, 5.00%, 5/15/20	05/15 @ 100	5,725,720

					10,978,470

			Multi-State—6.6%
			Charter Mac Equity Issuer Trust,
A3	1,000	[5]	Ser. A, 5.75%, 4/30/15	No Opt. Call	1,028,430
A3	2,500	[5]	Ser. A, 6.00%, 4/30/19	No Opt. Call	2,576,675
Baa1	4,000	[5]	Ser. B, 6.00%, 4/30/15	No Opt. Call	4,112,400
Baa1	2,500	[5]	Ser. B, 6.30%, 4/30/19	No Opt. Call	2,587,300
			Munimae TE Bond Subsidiary, LLC,
Baa2	5,000	[5]	Ser. C1, 5.40%, 6/30/49	09/14 @ 100	4,812,600
Baa2	5,000	[5]	Ser. C2, 5.80%, 6/30/49	09/19 @ 100	4,829,050

					19,946,455

			New Hampshire—1.7%
BBB+	5,000		Hlth. & Edu. Fac., Elliot Hosp. Proj., Ser. B, 5.60%, 10/01/22	10/13 @ 100	5,219,500

			New Jersey—12.9%
			Econ. Dev. Auth.,
BBB	11,500		Cigarette Tax, 5.50%, 6/15/24	06/12 @ 100	11,828,555
B	10,000		Continental Airlines, Inc. Proj., 7.00%, 11/15/30	11/10 @ 101	8,463,800
B	1,500		Continental Airlines, Inc. Proj., 9.00%, 6/01/33	06/13 @ 101	1,504,830
BBB-	1,000		First Mtg. Winchester Proj., Ser. A, 4.80%, 11/01/13	No Opt. Call	1,000,250
Baa3	7,500		Kapkowski Road Landfill Proj., 6.50%, 4/01/31	No Opt. Call	8,474,250
Baa1	4,000		Hlth. Care Fac. Fin. Auth., Cap. Hlth. Sys. Oblig. Grp., Ser. A, 5.75%, 7/01/23	07/13 @ 100	4,255,760
			Middlesex Cnty. Impvt. Auth.,
NR	2,500		Heldrich Ctr. Hotel Proj., Ser. B, 6.125%, 1/01/25	01/15 @ 100	2,412,925
Baa1	1,000		Str. Student Hsg. Proj., Ser. A, 5.00%, 8/15/23	08/14 @ 100	996,370

					38,936,740

			New Mexico—0.9%
NR	2,685		Sandoval Cnty. Proj. Dev., Santa Ana Pueblo Proj., 7.75%, 7/01/15	No Opt. Call	2,748,554

BlackRock Municipal 2020 Term Trust (BKK) (continued)

	Principal
	Amount			Option Call
Rating[1]	(000)		Description	Provisions[2]	Value

			Ohio—7.0%
			Cuyahoga Cnty., Cleveland Clinic Hlth. Sys. Proj.,
Aa3	$ 3,000		6.00%, 1/01/19	07/13 @ 100	$ 3,374,820
Aa3	10,000		6.00%, 1/01/20	07/13 @ 100	11,212,400
Baa2	4,000		Ohio Wtr. Dev. Auth., Collateral Wtr. Dev. Dayton Pwr. Proj., Ser. A, 6.40%, 8/15/27	05/05 @ 100	4,014,600
NR	1,100		Pinnacle Cmnty. Infrastructure Fin. Auth. Facs. Rev., Ser. A, 6.00%, 12/01/22	12/14 @ 101	1,122,088
NR	1,215		Port of Greater Cincinnati Dev. Auth., Coop. Pub. Pkg. Infrastructure Proj., 6.30%, 2/15/24	02/14 @ 102	1,278,350

					21,002,258

			Oklahoma—1.1%
B-	3,350		Tulsa Mun. Arpt. Trust, Ser. A, 7.75%, 6/01/35	No Opt. Call	3,347,856

			Pennsylvania—6.3%
BBB+	6,680		Higher Edl. Fac., La Salle Univ. Proj., 5.50%, 5/01/26	05/13 @ 100	6,975,991
A	10,000		Lancaster Cnty. Hosp. Auth., Gen. Hosp. Proj., 5.75%, 3/15/20	09/13 @ 100	10,782,400
NR	1,275		Montgomery Cnty. Indl. Dev. Auth., Whitemarsh Continuing Care Proj., 6.00%, 2/01/21	02/15 @ 100	1,302,081

					19,060,472

			Puerto Rico—11.8%
A-	10,900		Elec. Pwr. Auth., Ser. NN, 5.125%, 7/01/24	07/13 @ 100	11,363,904
			Pub. Impvt., Ser. A,
A-	5,000		5.25%, 7/01/22	07/13 @ 100	5,290,700
A-	11,000		5.25%, 7/01/23	07/13 @ 100	11,639,540
A-	7,000		5.25%, 7/01/24	07/13 @ 100	7,387,170

					35,681,314

			Rhode Island—1.5%
BBB	4,500		Hlth. & Edl. Bldg. Corp., Hosp. Fin., Ser. A, 5.875%, 9/15/23	09/08 @ 100	4,535,325

			Texas—7.1%
Baa3	5,000		Affordable Hsg. Corp., Multi-Fam. Hsg. Rev., Arborstone/Baybrook Oaks Proj.,
			Ser. A, 5.85%, 11/01/31	11/11 @ 102	4,614,750
BBB	1,100		Brazos River Auth., PCR, TXU Energy Co. LLC Proj., Ser. A, 6.75%, 4/01/38	No Opt. Call	1,248,357
BBB	3,500		Port Corpus Christi Indl. Dev. Corp., Valero Convertible Proj., Ser. C, 5.40%, 4/01/18	04/08 @ 102	3,595,305
			Tpke. Auth., Central Texas Tpke. Sys. Proj., Ser. A, AMBAC,
AAA	7,990		Zero Coupon, 8/15/21	No Opt. Call	3,647,914
AAA	8,450		Zero Coupon, 8/15/24	No Opt. Call	3,223,506
			Weatherford Indpt. Sch. Dist.,
AAA	6,945		Zero Coupon, 2/15/23	02/11 @ 50.236	2,664,866
AAA	6,945		Zero Coupon, 2/15/24	02/11 @ 47.435	2,501,936

					21,496,634

			Trust Territories—1.3%
A-	4,000	[5]	San Manuel Entertainment Auth., 2004 Gaming Proj., Ser. C, 4.50%, 12/01/16	12/13 @ 102	3,921,560

			U. S. Virgin Islands—0.4%
BBB	1,000		Pub. Fin. Auth., Sen. Lien Matching Fund Loan, Ser. A, 5.25%, 10/01/17	10/14 @ 100	1,066,950

			Virginia—7.8%
NR	5,000		Celebrate North Cmnty. Dev. Auth., Spl. Assmt. Rev., Ser. B, 6.60%, 3/01/25	03/14 @ 102	5,088,350
BBB	10,000		Charles City Cnty. Econ. Dev. Auth., Sld. Wst. Disp., 5.125%, 8/01/27	03/05 @ 100	10,108,600
A3	7,500		Mecklenburg Cnty. Ind. Dev. Auth., Exempt FAC-UAE LP Proj., 6.50%, 10/15/17	10/12 @ 100	8,297,475

					23,494,425

			Washington—2.4%
			Washington,
AAA	10,000		Ser. S-5, Zero Coupon, 1/01/19, FGIC	No Opt. Call	5,149,200
AAA	4,630		Motor Vehicle, Ser. F, Zero Coupon, 12/01/21, MBIA	No Opt. Call	2,037,339

					7,186,539

			Wisconsin—2.2%
			Hlth. & Ed. Fac. Auth., Wheaton Franciscan Svcs. Proj.,
A	2,880		5.50%, 8/15/17	08/13 @ 100	3,074,544
A	3,190		5.50%, 8/15/18	08/13 @ 100	3,382,676

					6,457,220

			Total Long-Term Investments (cost $450,230,730)		464,181,127

BlackRock Municipal 2020 Term Trust (BKK) (continued)

	Principal
	Amount
Rating[1]	(000)	Description	Value

		SHORT-TERM INVESTMENTS—5.9%
		Massachusetts—1.8%
A1+	$ 5,450 [6]	St. Dev. Fin. Agcy., Boston Univ., Ser. R-4, 2.27%, 4/01/05, XLCA, FRDD	$ 5,450,000

		North Dakota—1.7%
VMIG1	5,250 [6]	Grand Forks N. Dakota Hosp. Facilities Rev., United Hosp. Oblig. Grp. Proj.,
		2.33%, 4/01/05, FRDD	5,250,000

	Shares
	(000)	Money Market Fund—2.4%

	7,250	AIM Tax Free Investment Co. Cash Reserve Portfolio	7,250,000

		Total Short-Term Investments (cost $17,950,000)	17,950,000

		Total Investments—159.8% (cost $468,180,7307)	$ 482,131,127
		Liabilities in excess of other assets—(0.9)%	(2,853,501)
		Preferred shares at redemption value, including dividends payable—(58.9)%	(177,627,726)

		Net Assets Applicable to Common Shareholders—100%	$ 301,649,900

[1]	Using the higher of Standard & Poor’s, Moody’s Investors Services or Fitch’s Ratings.
[2]	Date (month/year) and price of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
[3]	Entire or partial principal amount pledged as collateral for financial futures contracts.
[4]	Security is deemed to be of investment grade quality by the investment advisor.
[5]	Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of March 31, 2005, the Trust held 7.9% of it nets assets, with a current market value of $23,868,015 in securities.
[6]	For purposes of amortized cost valuation, the maturity date of this instrument is considered to be the earlier of the next date on which the security can be redeemed at par, or the next date on which the rate of interest is adjusted.
[7]	Cost for Federal income tax purposes is $468,165,791. The net unrealized appreciation on a tax basis is $13,965,336 consisting of $15,980,194 gross unrealized appreciation and $2,014,858 gross unrealized depreciation.

KEY TO ABBREVIATIONS
ACA	—	American Capital Access	GO	—	General Obligation
AMBAC	—	American Municipal Bond Assurance Corp.	MBIA	—	Municipal Bond Insurance Assoc.
FGIC	—	Financial Guaranty Insurance Co.	PCR	—	Pollution Control Revenue
FRDD	—	Floating Rate Daily Demand	XLCA	—	XL Capital Assurance
FSA	—	Financial Security Assurance

Item 2. Controls and Procedures

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures are effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications of Principal Executive and Financial Officers pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 attached as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)     BlackRock Municipal 2020 Term Trust
______________________________________________________________

By:     /s/ Henry Gabbay
_____________________________________________________________________
Name: Henry Gabbay
Title: Treasurer
Date: May 27, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:     /s/ Robert S. Kapito
_____________________________________________________________________
Name: Robert S. Kapito
Title: Principal Executive Officer
Date: May 27, 2005

By:      /s/ Henry Gabbay
_____________________________________________________________________
Name: Henry Gabbay
Title: Principal Financial Officer
Date: May 27, 2005